Significant Accounting Policies	12 Months Ended
Sep. 30, 2023
Significant Accounting Policies [Abstract]
Significant Accounting Policies
3.
SIGNIFICANT ACCOUNTING POLICIES
(a)
Consolidation of subsidiaries

Subsidiaries are entities over which the Company has control. Control is achieved when the Company has the power over the investee, it is exposed, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power to affect its returns. Subsidiaries are consolidated from the date on which the Company obtains control. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Subsidiaries are deconsolidated from the date when control ceases. When the Company ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiaries at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then re-measured to its fair value.

The Company recognizes any non-controlling interests in an acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interests’ share of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling interests. For all periods presented, all subsidiaries were wholly owned.

(b)
Foreign currencies

Foreign currency transactions are translated into the respective functional currency using the exchange rate at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate at the reporting date. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the historical exchange rate. The resulting exchange differences are recorded in the local income statements of the entity and included in the financial result.

On consolidation, the assets and liabilities of foreign operations are translated into Euros, the presentation currency of the Company, at the rate of exchange prevailing at the reporting date and their statements of comprehensive income (loss) are translated at the average exchange rate for the period. Equity balances are translated at historical rates. The exchange differences arising from translation for consolidation are recognized in other comprehensive income (loss).

(c)
Current vs non-current classification

The Company presents assets and liabilities in the consolidated statements of financial position based on current/non-current classification. An asset is current when it is:

•
Expected to be realized or intended to be sold or consumed in the normal operating cycle.
•
Expected to be realized within twelve months after the reporting period; or
•
A cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

•
It is expected to be settled in the normal operating cycle; or
•
It is due to be settled within twelve months after the reporting period.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

(d)
Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•
in the principal market for the asset or liability, or
•
in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that it believes are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

For the purpose of fair value disclosures, the Company determines classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

There was no change in the valuation techniques applied to financial instruments during all periods presented. The following table describes the valuation techniques used in the determination of the fair values of financial instruments:

Type	Valuation approach
Cash, trade and other receivables, trade and other payables and accrued liabilities	The carrying amount approximates fair value due to the short-term maturity of these instruments.
Derivative financial instruments

Specific valuation techniques used to value derivative financial instruments include:

- quoted market prices or dealer quotes for similar instruments;
- observable market information as well as valuations determined by external valuators with experience in the financial markets.

Loans and borrowings

The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.

(e)
Business combinations and goodwill

Acquisitions of businesses are accounted for using the acquisition method as of the acquisition date, which is the date when control is transferred to the Company. The consideration transferred in a business combination is measured at fair value, calculated as the sum of the acquisition date fair values of the identifiable assets transferred, liabilities incurred by the Company, and the equity interests issued by the Company in exchange for control of the acquiree. Contingent consideration is recognized at fair value as of the date of the business combination and subsequently remeasured at each reporting date. The acquisition method provides an exception for acquired leases, which are not measured at fair value. Rather, acquired leases are measured at an amount equal to the lease liability and adjusted for favorable or unfavorable terms. Transaction costs that the Company incurs in connection with a business combination are recognized in the consolidated statements of comprehensive income as incurred.

Goodwill is measured as the excess of the sum of the fair value of the consideration transferred over the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Refer to the accounting policies in Note 3 – Significant Accounting Policies – Impairment of non-current assets.

When the consideration transferred in a business combination includes contingent consideration, the contingent consideration is measured at its acquisition date fair value. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 -Financial Instruments- (“IFRS 9”) is measured at fair value with the changes in fair value recognized in the consolidated statements of comprehensive income.

(f)
Intangible assets

Intangible assets acquired separately are initially recognized at cost. The cost of an intangible asset acquired in a business combination is its fair value as of the date of acquisition. Following initial recognition, intangible assets with finite lives are carried at cost less any accumulated amortization and any accumulated impairment losses.

Estimated useful lives are as follows:

Asset Category	Successor	Predecessor
Brand name "Birkenstock"	Indefinite	Indefinite
Customer relationships	8-15 years	N/A
Purchased licenses and other intangible assets	3-5 years	3-5 years

Intangible assets with finite lives are amortized over the estimated useful lives on a straight-line basis. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of comprehensive income over the assets’ estimated useful lives.

Intangible assets are reviewed at least at the end of each reporting period for changes in the expected useful lives or expected pattern of consumption of future economic benefits embodied in the asset.

As there is no foreseeable limit to the period over which the brand is expected to generate net cash inflows for the Company, the brand is considered to have an indefinite life.

Intangible assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. Refer to the accounting policies in Note 3 – Significant Accounting Policies – Impairment of non-current assets.

An intangible asset is derecognized on disposal or when no future economic benefits are expected from its use. Gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are included in the consolidated statements of comprehensive income when the asset is derecognized.

(g)
Property, plant, and equipment

Property, plant and equipment and construction in progress are stated at cost, net of accumulated depreciation and any accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset, including costs incurred to prepare the asset for its intended use and capitalized borrowing costs, when the recognition criteria are met. The commencement date for capitalization of costs occurs when the Company first incurs expenditures for the qualifying assets and undertakes the required activities to prepare the assets for their intended use.

Property, plant and equipment assets are depreciated on a straight-line basis over their estimated useful lives when the assets are available for use. When significant parts of a fixed asset have different useful lives, they are accounted for as separate components and depreciated separately. Depreciation methods and useful lives are reviewed annually and are adjusted for prospectively, if appropriate. Estimated useful lives are as follows:

Asset Category	Estimated Useful Lives
Buildings and improvements	10-50 years
Technical equipment and machinery	5-18 years
Factory and office equipment	4-14 years

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the consolidated statements of comprehensive income when the asset is derecognized.

The cost of repairs and maintenance of property, plant and equipment is expensed as incurred and recognized in the consolidated statements of comprehensive income.

Property, plant and equipment are reviewed at the end of each reporting period to determine whether there is any indication of impairment. Refer to the accounting policies in Note 3 – Significant Accounting Policies – Impairment of non-current assets.

(h)
Leases

As a lessee, the Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets which are immaterial. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, lease payments made at or before the commencement date less any lease incentives received and asset retirement obligation. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

The right-of-use assets are also subject to impairment. Refer to the accounting policies in Note 3 – Significant Accounting Policies – Impairment of non-current assets.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease term includes periods covered by renewal or termination options only if the Company is reasonably certain to exercise that option and if the Company has enforceable rights, i.e., the Company does not take any extension option into consideration if both parties have a right to decide until the notice period has elapsed and there is no economic incentive for either party to renew. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of office equipment and storage facilities (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). The Company also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

The Company does not have any lease agreements where it acts as a lessor.

(i)
Impairment of non-current assets

Further disclosures relating to impairment of non-current assets are also provided in the following notes:

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Goodwill — Note 8
•
Intangible assets — Note 9
•
Property, plant, and equipment — Note 10

The Company assesses at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash generating unit (“CGU”) group’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU group exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. The Company’s CGU groups are aligned to the four operating segments that the Company operates in, i.e., Americas, Europe, ASPA, and MEAI. Impairment tests for property, plant and equipment are performed at the individual CGU level. Impairment tests of goodwill and indefinite lived intangible assets, which are assigned to the CGU groups as they do not generate independent cash flows, are performed at the CGU group level.

The Company bases its value in use calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGU groups to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

In assessing value in use, the Company uses assumptions that include estimates regarding the projected revenue growth rates, EBITDA margins, costs, capital investment, working capital requirements, discount rates, and terminal growth rates. The estimated future cash flows expected to be generated by the CGU are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or group of assets. Discount rates used in the impairment test for goodwill and indefinite lived intangible assets are estimated in nominal terms on the weighted average cost of capital basis. The terminal growth rates are based on the Company’s growth forecasts, which are largely in line with industry trends. Changes in selling prices and direct costs are based on historical experience and expectations of future changes in the market.

In determining fair value less costs of disposal, the Company uses recent market transactions data and best information available to reflect the amount that it could obtain from the disposal of the asset in an arm’s length transaction (e.g., offers obtained from potential buyers).

Impairment losses are recognized in the consolidated statements of comprehensive income.

Goodwill and indefinite lived intangible assets are tested for impairment annually as of September 30 and when circumstances indicate that the carrying value may be impaired. Impairment is determined by assessing the recoverable amount of each CGU group to which the goodwill and indefinite lived intangible assets relates. When the recoverable amount of the CGU group is less than its carrying amount, an impairment loss is recognized. The impairment loss is recorded against goodwill, and then if goodwill has been fully impaired, against other assets assigned to the CGU group on a pro rata basis. Impairment losses relating to goodwill cannot be reversed in future periods.

(j)
Financial instruments

Non-derivative financial assets

Non-derivative financial assets include cash, prepayments, and trade receivables which are measured at amortized cost. The Company initially recognizes receivables and deposits on the date that they are originated. The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or the Company transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Cash and cash equivalents

Cash and cash equivalents in the consolidated statements of financial position comprise cash at banks and on hand and short-term deposits with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

Trade receivables

Trade receivables, including credit card receivables, consist of amounts owing on product revenue where the Company has extended credit to customers, and are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less expected credit loss and sales allowances. The allowance for expected credit losses is recorded against trade receivables and is based on historical experience.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Non-derivative financial liabilities

Non-derivative financial liabilities include accounts payable, accrued liabilities, and loans and borrowings. The Company initially recognizes debt instruments (i.e., loans and borrowings) on the date that they are originated. All other financial liabilities are recognized initially on the trade date on which the Company becomes a party to the contractual provisions of the instrument. Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

Derivative financial instruments

As described in Note 7 – Financial risk management objectives and policies, given the Company’s international operations, the Company is exposed to the risk of currency fluctuations and has entered into currency derivative contracts to mitigate its exposure on the basis of planned transactions. These derivative contracts are measured at fair value with the changes in fair value recognized immediately in the consolidated statements of comprehensive income. The Company’s derivative instruments do not qualify for hedge accounting.

The Company does not use derivatives for trading or speculative purposes.

Hybrid financial instruments

Hybrid financial instruments are separated into the host liability and embedded derivative components based on the terms of the agreement. On issuance, the liability component of the hybrid financial instrument is initially recognized at the fair value of a similar liability that does not have a conversion option. The embedded derivative component is initially recognized at fair value and changes in the fair value are recorded in profit or loss. The host debt is carried at amortized cost using the effective interest method until maturity or redemption. Any directly attributable transaction costs are allocated to the liability and embedded derivative components in proportion to their initial carrying amount.

Hedge accounting

The Company uses derivative financial instruments to hedge future cash flows. The criteria for applying hedge accounting are that the hedging relationship between the hedged item and the hedging instrument is documented and that the hedge is highly effective. Hedge effectiveness is measured using the critical term matches method. The Company uses derivative financial instruments such as options as hedging instruments. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value.

The option is accounted for as part of a cash flow hedge, changes in the time value of the option are recorded in a separate component of equity (accumulated other comprehensive income). Changes in the time value of the option in the accumulated other comprehensive income are reclassified to profit or loss when the hedged cash flows actually occur. At that time, the accumulated changes in the time value of the option in accumulated other comprehensive income are reclassified to the statement of profit or loss.

Please refer to Note 7 – Financial risk management objectives and policies for further information on the hedge accounting.

Effective interest rate method

After initial determination, the effective interest rate is adjusted for changes in variable interest, changes in margin resulting from initially agreed adjustments in credit margin as a function of company leverage as well as the spread that covers the change to correct for London Interbank Offered Rate ("LIBOR")/Secured Overnight Financing Rate ("SOFR") differences.

(k)
Inventories

Raw materials, work in progress, and finished goods are valued at the lower of cost and net realizable value. Cost is determined using the standard cost method. The cost of work in progress and finished goods inventories include the cost of raw materials and an applicable share of the cost of labor and fixed and variable production overhead costs, including the depreciation of property, plant and equipment used in the production of finished goods and design costs, and other costs incurred to bring the inventories to their present location and condition.

The Company estimates net realizable value as the amount at which inventories are expected to be sold, taking into consideration fluctuations in selling prices due to seasonality, less estimated costs necessary to complete the sale. Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices.

Storage costs, indirect administrative overhead and certain selling costs related to inventories are expensed in the period that these costs are incurred. Shipping and handling costs which are incurred before the customer obtains control of the related goods are capitalized in the finished goods.

(l)
Defined benefit plans

The Company sponsors defined benefit pension plans. The amounts recorded related to defined benefit pension plans are measured on the reporting date. The obligation associated with the Company’s defined benefit pension plan is based on actuarial valuation with management’s best estimate of the discount rate and future salary increases. Assets are measured at fair value. Obligations in excess of plan assets are recorded as a liability. All actuarial gains or losses, net of tax, are recognized through other comprehensive income.

(m)
Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is recognized in the consolidated statements of profit or loss net of any reimbursement.

(n)
Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. The Group has elected to present government grants as deferred income in the statement of financial position. The government grants are recognized in the consolidated statement of comprehensive income as other income on a systematic basis over the useful life of the related asset.

(o)
Income taxes

Current income tax

Current income tax is the expected income tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to income tax payable in respect of previous years.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the statement of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate (see Uncertain Tax Positions).

Deferred income tax

Deferred income tax is provided using the liability method for temporary differences between the income tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Whenever a business is acquired (the assets acquired and liabilities assumed as part of business combination is accounted for at fair value by the acquirer), deferred taxes are recognized on the step-up in fair value.

Deferred income tax is measured using enacted or substantively enacted income tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. A deferred tax asset is recognized for unused income tax losses and credits to the extent that it is probable that future taxable income will be available against which they can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.

In assessing the recoverability of deferred tax assets and the timing of the reversal of deferred tax liabilities, the Company utilizes forecast assumptions which are consistent with those used by management in other areas of assessing asset recovery (e.g., impairment testing, see (i) Impairment of non-current assets, above) to derive a future taxable income.

Deferred income tax may relate to items recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income (loss) or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the income tax relates to the same taxable entity and the same taxation authority.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Uncertain Tax Positions

Tax positions are calculated taking into account the respective local tax laws, relevant court decisions and applicable tax authorities’ views. Tax regulations can be complex and possibly subject to different interpretations by taxpayers and tax authorities. Different interpretations of existing or new tax laws as a result of tax reforms or other tax legislative procedures may result in additional tax payments for prior years and are taken into account based on management’ s considerations. IFRIC 23 Uncertainty over Income Tax Treatments ("IFRIC 23") clarifies the application of the recognition and measurement requirements of IAS 12 Income Taxes ("IAS 12") when there is uncertainty about the income tax treatment. For recognition and measurement, it is necessary to make estimates and assumptions. To do this, decisions must be made regarding whether a probable or expected value is used for the uncertainty and whether changes have occurred compared to the previous period. The accounting is based on the assumption that the tax authorities are investigating the matter in question and that they have all the relevant information.

(p)
Revenue from contracts with customers

Generally, the Company has only one performance obligation to deliver goods to the customer. Revenues are recognized when control of the products transfers to customers. The consideration recognized is the amount the Company expects to be entitled to at such point in time. For B2B channel revenues, control transfers according to the terms of the agreement with the customer either upon shipment or delivery. For DTC channel revenues, control transfers, either upon delivery to e-commerce consumers or at the point of sale in retail stores. Revenues are presented net of sales tax, estimated returns, sales allowances, and discounts.

The following criteria are also applicable to other specific revenue transactions from contracts with customers:

Variable consideration

If the consideration in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. Some contracts with customers provide a right to return, trade discounts or volume rebates.

Right to return

When a contract provides a customer with a right to return, the consideration is variable because the contract allows the customer to return the product. The Company uses the expected value method to estimate the goods that will be returned and recognizes a refund liability and an asset for the goods to be recovered. Estimates of sales returns are based on (1)

accumulated historical experience within the respective geographical markets, and (2) specific identification of estimated sales returns not yet finalized with customers. The Company reviews and refines these estimates on an annual basis.

Actual returns in any future period are inherently uncertain and thus may differ from estimates recorded. If actual or expected future returns were significantly different than the refund liability established, the change to revenues would be recorded in the period in which such determination was made.

Volume rebates

In recognizing variable consideration from rebates, the Company applies the most likely amount method to estimate the variable consideration in the contract subject to the requirements of the constraint in order to determine the amount that can be included in the transaction price and recognized as revenue. A refund liability is recognized for the expected future rebates (i.e., the amount not included in the transaction price).

Significant financing component

The Company has applied the practical expedient provided in IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) and does not adjust the promised amount of consideration for the effects of a significant financing component in the contracts where the Company expects, at contract inception, that the period between the Company’s transfer of a promised good to a customer and the payment will be one year or less.

Warranty obligations

The Company provides warranties to its German customers under the German Law requirements. These warranties represent assurance type warranties and do not require providing any additional service to the Company’s customers. These types of warranties are accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”).

Trade receivables

A receivable represents the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Note 3 – Significant Accounting Policies – Financial instruments.

Contract liabilities

Contract liabilities are the short-term advances received from customers. A contract liability is recognized if a payment is received, or a payment is due (whichever is earlier) from a customer before the Company transfers the related goods or services. Contract liabilities are recognized as revenue when the Company performs under the contract (i.e., transfers control of the related goods to the customer).

(q)
Cost of sales

Cost of sales is comprised of five types of expenditures (i) raw materials (ii) consumables and supplies (iii) purchased merchandise, and (iv) personnel costs, including temporary personnel services. Additionally, cost of sales includes overhead costs for the production sites.

(r)
Selling and distribution expenses

Selling and distribution expenses are comprised of selling, marketing, product innovation, outbound shipping and handling costs, supply chain costs, sales representative salaries, leasing expenses related to logistical and selling properties, and amortization of customer relationships.

(s)
General administration expenses

General administration expenses consist of corporate costs such as finance, controlling and tax expenses, legal and consulting fees, HR and IT expenses and global strategic project costs. Additionally, it includes personnel costs (including salaries, variable incentive compensation, benefits), other professional service cost and rental and leasing expenses other than selling and production (e.g., offices).

(t)
Earnings per share

Basic and diluted earnings per share is calculated by dividing net profit (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

(u)
Share-based Compensation

IFRS 2 Share-based Payment ("IFRS 2") is applied in accounting for share-based compensation plans involving senior executives who render the respective services. Birkenstock has only equity-settled share-based payment plans. The awards were granted by an indirect shareholder of Birkenstock (controlled by Birkenstock’s ultimate parent), but the expenses are recognized at the level of Birkenstock as the plan participants render services for Birkenstock. Birkenstock itself has no obligation to settle the awards.

The cost of equity-settled transactions is determined by the number of awards expected to vest and their respective fair value at grant date using an appropriate valuation model.

That cost is recognized as personnel expense within the functional areas general and administrative expenses as well as selling and distribution expenses, together with a corresponding increase in equity (other capital reserve), over the period in which the service and, where applicable, the vesting conditions are fulfilled (vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and Birkenstock’s best estimate of the number of awards that will ultimately vest.

Please refer to Note 30 – Share-based compensation for further information on the share-based compensation.

(v)
Commitments and contingencies

The Company recognizes legal expense in connection with loss contingencies as incurred.

The Company has contingencies primarily relating to claims and legal proceedings, onerous contracts, product warranties and employee-related provisions. The status of each significant claim and legal proceeding in which the Company is involved is reviewed by management at the end of each reporting period and the Company’s potential financial exposure is assessed. If the potential loss from any claim or legal proceeding is considered probable, and the amount can be reliably estimated, a liability is recognized for the estimated loss. Because of the uncertainties inherent in such matters, the related provisions are based on the best information available at the time. With respect to legal contingencies, management considers the status of settlement negotiations, interpretations of contractual obligations, prior experience with similar contingencies/claims, and advice obtained from legal counsel and other third parties. The Company expects the majority of these provisions will be utilized within one to three years of the balance sheet date; however due to the nature of the legal provisions there is a level of uncertainty in the timing of utilization as the Company generally cannot determine the extent and duration of the legal process.

(w)
Deferred offering costs

The Company capitalizes certain legal, professional accounting, and other third-party fees that are directly associated with the issuance of shares as deferred offering costs and recorded these in line item other financial assets until such equity financing is consummated. After consummation, these deferred costs are recorded within equity as a reduction to the share premium generated as a result of the offering. Should a planned equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statement of comprehensive income.

As of September 30, 2023, the Company had capitalized €2.2 million in deferred offering costs related to its IPO. No deferred offering costs were capitalized as of September 30, 2022.

(x)
Significant accounting estimates, assumptions, and judgments

The preparation of Birkenstock’s consolidated financial statements in accordance with IFRS requires management to make estimates and judgments in applying the Company’s accounting policies that affect the reported amounts and disclosures made in the consolidated financial statements and accompanying notes. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. The estimates and underlying assumptions are subject to continuous review.

Estimates and assumptions are used mainly in determining the measurement of balances recognized or disclosed in the consolidated financial statements and are based on a set of underlying data that may include management’s historical experience, knowledge of current events and conditions and other factors that are believed to be reasonable under the circumstances. Management continually evaluates the estimates and judgments it uses. These estimates and judgments have been applied in a manner consistent with prior periods and there are no known trends, commitments, events or uncertainties that may materially affect the methodology or assumptions utilized in making these estimates and judgments in these financial statements.

The following are the accounting policies subject to judgments and key sources of estimation uncertainty that the Company believes could have the most significant impact on the amounts recognized in the consolidated financial statements.

Business Combination

Key Sources of Estimation: The critical assumptions and estimates used in a business combination accounted for under the acquisition method of accounting relate to the fair value of the consideration transferred including contingent consideration and the fair value of the assets acquired and liabilities assumed, particularly related to acquired intangible assets, property plant and equipment, and inventories. See Note 6 – Business combinations for further details regarding the approach for estimating fair values for both the consideration transferred and assets acquired, and liabilities assumed.

Leases

Judgments Made in Relation to Accounting Policies Applied: Judgment is required in determining the appropriate lease term on a lease-by-lease basis. The Company considers all facts and circumstances that create an economic incentive to exercise a renewal option or to not exercise a termination option at inception and over the term of the lease, including investments in major leaseholds, operating performance, and changed circumstances. The periods covered by renewal or termination options are only included in the lease term if the Company is reasonably certain to exercise that option and if the Company has enforceable rights, i.e., the Company does not take any extension option into consideration if both parties have a right to decide until the notice period has elapsed and there is no economic incentive for either party to renew. Changes in the economic environment or changes in the retail industry may impact the assessment of the lease term and any changes in the estimate of lease terms may have a material impact on the Company’s consolidated statements of financial position.

Key Sources of Estimation: The critical assumptions and estimates used in determining the present value of future lease payments require the Company to estimate the incremental borrowing rate specific to each leased asset or portfolio of leased assets. Management determines the incremental borrowing rate of each leased asset or portfolio of leased assets by incorporating the Company’s creditworthiness, the security, term, and value of the underlying leased asset, and the economic environment in which the leased asset operates. The incremental borrowing rates are subject to change mainly due to macroeconomic changes in the environment. See Note 11 – Leases for further information regarding the estimates and judgments related to leases.

Impairment of non-financial assets (goodwill, intangible assets, property, plant & equipment, and right-of-use assets)

Judgments Made in Relation to Accounting Policies Applied: Management is required to use judgment in determining the grouping of assets to identify their CGUs for the purposes of testing non-financial assets for impairment. Judgment is further required to determine appropriate groupings of CGUs for the level at which goodwill and indefinite lived intangible assets are tested for impairment. For the purpose of goodwill and indefinite lived intangible assets impairment testing, CGUs are grouped at the lowest level at which goodwill and indefinite lived intangible assets are monitored for internal management purposes. Judgment is also applied in allocating the carrying amount of assets to CGUs. In addition, judgment is used to determine whether a triggering event has occurred requiring an impairment test to be completed. The Company has concluded that is has four groups of CGUs, being the four operating segments, for the purpose of testing goodwill and indefinite lived intangibles for impairment. Intangible assets with indefinite useful lives are not amortized and the useful life of these intangibles is reviewed each reporting period to determine whether indefinite life assessment continues to be supportable.

Key Sources of Estimation: In determining the recoverable amount of a group of CGUs, various estimates are employed. The Company determines value-in-use by using estimates including projected revenue growth rates, EBITDA margins, costs, capital investment and working capital requirements consistent with strategic plans presented to the Board of Managers of MidCo, as well as discount rates and terminal growth rates. Fair value less costs of disposal are estimated with reference to observable market transactions. Discount rates are consistent with external industry information reflecting the risk associated with the Company and its cash flows. Please refer to Note 8, Note 9 and Note 10 for further information on goodwill, intangible assets and property, plant and equipment.

Share-based Compensation

Birkenstock measures the cost of equity-settled transactions by reference to the fair value of the awards at the date when they are granted and respective investments by the participants. Estimating fair value for share-based compensation transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. The estimate also requires determination of the most appropriate inputs to the valuation model including the expected timing of the incurrence of an exit, the equity value of the Company (calculated by discounted cash-flow model using estimates consistent with the determination of the recoverable amount of our groups of CGUs as discussed above), volatility, and other respective assumptions. In addition, the Company is required to determine the probability of the respective vesting conditions. That determination includes making estimates about specific non-market vesting condition of the Company, like exit events. Additionally, management makes judgments and estimates in determining the amount of compensation to be recorded each period which is dependent upon the forfeiture rate and the expected timing of the incurrence of an exit. Please refer to Note 30 – Share-based compensation for further information.

Embedded derivative

Judgments Made in Relation to Accounting Policies Applied: Management is required to use judgment in determining whether the hybrid instrument is a debt or equity host contract for the purposes of analyzing whether the feature is or is not closely related to the host contract and would require bifurcation. The determination of whether the hybrid instrument is a debt or equity host contract may differ from the legal form of the instrument and will instead depend on the economic characteristics and risks of the entire hybrid financial instrument. Please refer to Note 4 – Fair value measurement for further information on the derivative financial instruments.

Income taxes

Key Sources of Estimation: In determining the recoverable amount of deferred tax assets, the Company forecasts future taxable income by legal entity and the period in which the income occurs to ensure that sufficient taxable income exists to utilize the attributes. Inputs to those projections are Board-approved financial forecasts and statutory tax rates.

Judgments Made in Relation to Accounting Policies Applied: The calculation of current and deferred income taxes requires management to make certain judgments regarding the tax rules in jurisdictions where the Company performs activities. Application of judgments is required regarding the classification of transactions and in assessing probable outcomes of claimed deductions including expectations about future operating results, the timing and reversal of temporary differences and possible audits of income tax and other tax filings by the tax authorities. See Note 19 – Income tax above for the estimates and judgments related to uncertain tax positions.

Inventories

Key Sources of Estimation: Inventories are carried at the lower of cost and net realizable value. In estimating net realizable value, the Company uses estimates related to fluctuations in inventory levels, planned production, customer behavior, obsolescence, future selling prices, seasonality, and costs necessary to sell the inventory. Inventory is adjusted to reflect shrinkage incurred since the last inventory count. Shrinkage is based on historical experience. Please refer to Note 12 – Inventories for further information.

Financial instruments

Key Sources of Estimation: The critical assumptions and estimates used in determining the fair value of financial instruments are equity prices; future interest rates; the relative creditworthiness of the Company to its counterparties; estimated future cash flows; discount rates, and volatility utilized in option valuations. Please refer to Note 4 – Fair value measurement for further information on financial instruments.

(y)
New and amended standards and interpretations adopted by the Company

The following amended standards became effective for the Company’s fiscal year ended September 30, 2023, but did not have a material impact on the consolidated financial statements of the Company:

•
Amendments to IFRS 3 - Reference to the Conceptual Framework (effective for annual periods beginning on or after January 1, 2022).
•
Amendments to IAS 12 - International Tax Reform - Pillar 2 Model Rules (effective for annual periods beginning on or after January 1, 2023, however a temporary exemption from accounting for deferred taxes arising from the implementation of the OECD’s Pillar Two model rules is to be applied retroactively).
•
Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use (effective for annual periods beginning on or after January 1, 2022).
•
Amendments to IAS 37 - Onerous Contracts - Costs of Fulfilling a Contract (effective for annual periods beginning on or after January 1, 2022).
•
AIP IFRS 1 First-time Adoption of International Financial Reporting Standards - Subsidiary as a first time adopter (effective for annual periods beginning on or after January 1, 2022).
•
AIP IFRS 9 Financial Instruments - Fees in the "10 per cent" test for derecognition of financial liabilities (effective for annual periods beginning on or after January 1, 2022).
•
AIP IAS 41 Agriculture - Taxation in fair value measurements (effective for annual periods beginning on or after January 1, 2022).
(z)
New and amended standards and interpretations issued but not yet effective

The standards and interpretations applicable to the Company that are issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements are discussed below. The Company has not early adopted these standards and amendments and intends to adopt them, if applicable, when they become effective.

The following standard amendments became effective at the earliest for annual periods beginning on or after January 1, 2023, but are not expected to have a material impact on the consolidated financial statements of the Company:

•
IFRS 17 - Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IFRS 17 – Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
•
IFRS 17 and IFRS 9 – Initial application of IFRS 17 and IFRS 9 – Comparative Information (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 8 – Definition of Accounting Estimates (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 12 – International Tax Reform - Pillar 2 Model Rules (effective for annual periods beginning on or after January 1, 2023, with respect to the required disclosures).
•
Amendments to IAS 1 – Non-current liabilities with Covenants (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 1 – Classification of Liabilities as current or non-current (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IFRS 16 – Lease liability in a sale and lease back (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after January 1, 2025).
•
Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture (available for optional adoption/ effective date deferred indefinitely).